Intangible assets - Narrative (Details) - EUR (€) € in Thousands	6 Months Ended
	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 599,664		€ 625,379	€ 594,932	€ 631,002	€ 662,999
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 32,382			97,398		162,944
Customer relationships | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	9 years
Customer relationships | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	20 years 6 months
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 58,046			€ 57,348		€ 57,205
Software | Internally generated
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Business combinations | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 26,405		54,663		123,592
ZigZag Global Ltd. & Yocuda | Software | Not internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets		€ 5,900
Useful life measured as period of time, intangible assets other than goodwill	5 years
TFSS
Disclosure of detailed information about intangible assets [line items]
Headroom			€ 1,008,900
Recoverable amount over carrying value (in percentage)			298.00%
TFSS | Business combinations | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 26,405		€ 53,135		117,479
AVPS
Disclosure of detailed information about intangible assets [line items]
Headroom			€ 336,100
Recoverable amount over carrying value (in percentage)			487.00%
AVPS | Business combinations | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 0		€ 1,528		€ 6,113
CRTS
Disclosure of detailed information about intangible assets [line items]
Revenue multiple, average peers, eCommerce Return Solutions			0.50
Revenue multiple, projected, eCommerce Return Solutions			0.30